BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Schedule of Pro forma Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY [Abstract]
Revenue	$ 92,230	$ 87,598
Net income	$ 801	$ 1,463
Earnings per share:
Basic and Diluted	$ 0.09	$ 0.17